Payroll costs, share based payments and management incentive schemes - Inputs and Assumptions Underlying the Monte Carlo Model (Details) $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 $ / shares	Jan. 01, 2023 USD ($)	Jan. 01, 2023 EUR (€)	Jan. 01, 2022 USD ($)	Jan. 01, 2022 EUR (€)
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
FV of equity instruments		$ 8.4	€ 7.9
January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
FV of equity instruments		7.5	7.0
January 1, 2023 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 17.24
Exercise price (in Dollar per share)	$ 0
Expected life of restricted share	3 years
Employee exit rate	18.00%
Adjusted EBITDA Performance Target Condition	75.00%
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
FV of equity instruments				$ 15.8	€ 14.9
January 1, 2022 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 25.39
Exercise price (in Dollar per share)	$ 0
Expected life of restricted share	3 years
Expected volatility of the share price	28.00%
Dividend yield expected	0.00%
Risk free rate	1.15%
Employee exit rate	14.00%
Adjusted EBITDA Performance Target Condition	35.00%
January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
FV of equity instruments		$ 9.3	€ 8.4
January 1, 2024 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 16.95
Exercise price (in Dollar per share)	$ 0
Expected life of restricted share	3 years
Employee exit rate	15.00%
Adjusted EBITDA Performance Target Condition	75.00%